As Filed with the Securities and Exchange Commission on September 27, 2011

REGISTRATION NO. 333-171640
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 1

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 77

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (212) 983-6352

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on September 30, 2011 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 1 to the Registration Statement on Form N-4 (the “Registration Statement”) (File Nos. 333-171640, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Pre-Effective Amendment No. 2 to the Registration Statement, which was filed on April 27, 2011. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Pre-Effective Amendment No. 2 to the Registration Statement.

PART A

SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUSES DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS EXTRA II NY,
AND SUN LIFE FINANCIAL MASTERS FLEX II NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement updates the above-referenced prospectuses (each a “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts (“Contracts”) described in the Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options.  You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	Franklin Income Securities Fund, Class 4
MFS® Growth Portfolio, Service Class	PIMCO All Asset Portfolio, Advisor Class
Mutual Shares Securities Fund, Class 4	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Emerging Markets Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	PIMCO Emerging Markets Bond Portfolio, Advisor Class
Small -Mid-Cap Equity Funds	Global Bond Fund
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	Templeton Global Bond Securities Fund, Class 4
Small-Cap Equity Fund	Intermediate Term Bond Funds
Franklin Small Cap Value Fund, Class 4	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II	Multi-Sector Bond Fund
PIMCO EqS Pathfinder Portfolio, Advisor Class	Franklin Strategic Income Securities Fund, Class 4
Specialty Sector Commodity Fund
PIMCO CommodityRealReturn® Strategy Portfolio,
Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC advises Mutual Shares Securities Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

The following Funds will not available for new investment under Contracts issued on or after October 31, 2011:

AllianceBernstein International Growth Portfolio, Class B
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2
Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio, Service Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio, Service Class 2
Franklin Income Securities Fund, Class 2
Franklin Small Cap Value Securities Fund, Class 2
Franklin Strategic Income Securities Fund, Class 2
MFS® Bond Portfolio, Service Class
Mutual Shares Securities Fund, Class 2
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
PIMCO Emerging Markets Bond Portfolio, Administrative Class
Oppenheimer Capital Appreciation Fund/VA, Service Shares
Templeton Growth Securities Fund, Class 2

On October 31, 2011, the list Designated Funds for all Contracts participating in Sun Income Riser III in each prospectus will be deleted and replaced the following:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Advisor Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Period	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Period	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefits. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

For Contracts purchased on or after October 31, 2011, with Sun Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	MFS® Global Tactical Allocation Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
Sun Capital Money Market Fund®	PIMCO All Asset Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	Sun Capital Global Real Estate Fund
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	MFS® International Value Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM PIMCO Total Return Fund	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® Research International Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	PIMCO Global Multi-Asset Portfolio	SCSM Ibbotson Growth Fund	MFS® Core Equity Portfolio	First Eagle Overseas Variable Fund	SCSM PIMCO High Yield Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund	Putnam VT Absolute Return 500 Fund	BlackRock Global Allocation V.I. Fund	SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA	Lazard Retirement Emerging Markets Equity Portfolio
JPMorgan Insurance Trust Core Bond Portfolio			SCSM Lord Abbett Growth & Income Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
MFS® Research Bond Series			SCSM Goldman Sachs Mid Cap Value Fund	MFS® International Growth Portfolio
			SCSM BlackRock Large Cap Index Fund	SCSM WMC Large Cap Growth Fund
			JPMorgan Insurance Trust U.S. Equity Portfolio	Columbia Variable Portfolio - Marsico Growth Fund
			Putnam VT Equity Income Fund	SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

For Contracts purchased prior to October 31, 2011, with Sun Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, then your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM BlackRock Inflation Protected Bond Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund		SCSM Ibbotson Growth Fund	SCSM Lord Abbett Growth & Income Fund	First Eagle Overseas Variable Fund	Templeton Global Bond Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio		BlackRock Global Allocation V.I. Fund	SCSM Goldman Sachs Mid Cap Value Fund	Oppenheimer Global Securities Fund/VA
MFS® Research Bond Series			SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
			JPMorgan Insurance Trust U.S. Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			Putnam VT Equity Income Fund	MFS® International Growth Portfolio
SCSM WMC Large Cap Growth Fund
Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

* * * * * *

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values (Part A) To be filed by Amendment

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-171640, filed on April 27, 2011)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statements of Income, Years Ended December 31, 2010, 2009 and 2008;
		3.	Balance Sheets, December 31, 2010 and 2009;
		4.	Statements of Comprehensive Income, Years Ended December 31, 2010, 2009 and 2008;
		5.	Statements of Stockholder's Equity, Years Ended December 31, 2010, 2009 and 2008;
		6.	Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008; and
		7.	Notes to Financial Statements.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-171640, filed on April 27, 2011)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2010;
		3.	Statement of Operations, Year Ended December 31, 2010;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2010 and December 31, 2009; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-100475, filed on May 1, 2009);

(3)(c)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(ii)
Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(iii)
Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(d)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(d)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on From N-4, File No. 333-119151, filed on May 2, 2005);

(4)(a)
Flexible Payment Deferred Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-171640, filed on April 27, 2011);

(4)(b)
Sun Income Riser III Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-171640, filed on January 11, 2011);

(5)(a)
Application used with the variable annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-171640, filed on April 27, 2011);

(5)(b)
Electronic Business Application used with the variable annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-171640, filed on April 27, 2011);

(6)(a)
Amended and Restated Charter of the Depositor (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-171640, filed on March 29, 2011);

(6)(b)	Amended By-Laws of the Depositor (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-171640, filed on March 29, 2011);

(7)	Not Applicable;

(8)(a)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)
Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005)

(8)(d)
Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(e)
Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(f)
Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)
Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(h)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(i)
Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)
Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(k)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(l)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(m)
Participation Agreement, dated May 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (NY) Variable Account J on Form N-6, File No. 333-136435, filed on January 18, 2007);

(8)(n)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007);

(8)(o)
Participation Agreement, dated August 1, 2011, among Putnam Variable Trust, Putnam Retail Management Limited Partnership, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(p)
Participation Agreement, dated August 1, 2011, among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Equity Series VIT, and PIMCO Investments LLC (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(9)
Opinion and Consent of Counsel as to legality of securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-171640, filed on January 11, 2011);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 27, 1998);

(14)	Not Applicable

(15)(a)	Powers of Attorney (included as part of the signature page to the initial filing of this Registration Statement on January 11, 2011);

(15)(a)(i)	Power of Attorney for Larry R. Madge;*

(15)(b)
Resolution of the Board of Directors of the depositor dated March 24, 2011, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-171640, filed on March 29, 2011);

(16)
Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 27, 2011)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

John T. Donnelly Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Leila Heckman Mesirow Financial 405 Lexington Avenue, 40th Floor New York, NY 10174	Director

Donald B. Henderson, Jr. Dewey & LeBoeuf LLP 125 West 55th Street New York, NY 10019	Director

Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director

Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director

Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, U.S. Distribution

David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S. and Director and Chairman

Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Individual Solutions

Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary

Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing

Greta Cusworth Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Employee Benefits Group

Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Retirement Income Solutions

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Sun Life Financial U.S. Operations

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Inforce Management

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Chief Actuary

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed April 27, 2011.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2011 there were 111 qualified and 79 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D, J, and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter
	Michael E. Shunney	President
	Terrance J. Mullen	Director
	Scott M. Davis	Director
	Ronald H. Friesen	Director
	Kerri R. Ansello	Secretary
	Charles D. Subrt	Anti-Money Laundering Compliance Officer
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle Greco	Senior Counsel
	Jie Cheng	Tax Assistant Vice President

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of September, 2011.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Elizabeth B. Love
Elizabeth B. Love
Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	September 27, 2011
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Vice President and Chief Financial Officer and	September 27, 2011
Larry R. Madge	Treasurer
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	September 27, 2011
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Elizabeth B. Love	Attorney-in-Fact for:	September 27, 2011
Elizabeth B. Love	Scott M. Davis, Director
John T. Donnelly, Director
Ronald H. Friesen, Director
Leila Heckman, Director
Donald B. Henderson, Jr, Director
Michael K. Moran, Director
Peter R. O'Flinn, Director
Barbara Z. Shattuck, Director
Michael E. Shunney, Director
David K. Stevenson, Director
Janet V. Whitehouse, Director

*Elizabeth B. Love has signed this document on the indicated date on behalf of the above Directors of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-171640, filed on March 29, 2011. Powers of attorney were included as part of the signature page to the initial filing of this Registration Statement on January 11, 2011. Power of attorney for Larry R. Madge is included as Exhibit 15(a)(i).

EXHIBITS

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(15)(a)(i)	Power of Attorney for Larry R. Madge